Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Disclosure Redeemable Convertible Preferred Stock Abstract
Redeemable Convertible Preferred Stock

Note 7 - Redeemable Convertible Preferred Stock

Serina has authority to issue 10,000,000 shares of preferred stock with a par value of $0.01 per share. All outstanding preferred stock is redeemable upon a Deemed Liquidation Event and convertible and has been classified as temporary stockholders’ equity at December 31, 2023 and 2022, as the shares are redeemable for cash or other assets upon the occurrence of an event that is not solely within the control of the Company. As of December 31, 2023 and 2022, all outstanding preferred stock was not initially redeemable and was not considered probable of being redeemed upon consideration of the events that would constitute a Deemed Liquidation Event. As such, accrued dividends are not included in the redeemable convertible preferred stock balances.

Redeemable convertible preferred stock was as follows as of December 31, 2023:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,117,013	1,117,013	1,117,013	$9.93793	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	484,918	484,918	$13.00	$5,733,832
		5,035,210	3,520,128	3,520,128		$36,404,084

Redeemable convertible preferred stock was as follows as of December 31, 2022:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,122,077	1,117,013	1,117,013	$9.94	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	367,015	367,015	$13.00	$4,771,248
		5,040,274	3,402,225	3,402,225		$35,441,500

Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock all have the same rights, preferences, powers, privileges, restrictions, qualifications, and limitations.

Dividends

From and after the date of the issuance of any shares of Series A Preferred Stock, Series A-1 Preferred Stock, and Series A-2 Preferred Stock, they accrued dividends at the rate per annum of 6% of the original issue price until June 30, 2019. The dividends accrued from day to day, whether or not declared, compounded annually, were calculated on the basis of a 365-day year, and were cumulative. Effective June 30, 2019, Series A Preferred Stock, Series A-1 Preferred Stock, and Series A-2 Preferred Stock no longer accrued dividends. The holders of the Series A Preferred Stock, Series A-1 Preferred Stock, and Series A-2 Preferred Stock were entitled to receive dividends when and if declared by the Board of Directors. The Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock shall not accrue dividends. Dividends on Preferred Stock are in preference to and prior to any payment of any dividends on common stock. As of December 31, 2023 and 2022, $10,276,653 in Preferred Stock dividends have been accrued, but not declared. As such, these dividends are not currently an obligation of the Company and are not included in the redeemable convertible preferred stock balances.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Convertibility

Each share of Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock shall be convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder into common stock. The number of shares will be determined by dividing the original issue price by the conversion price of the Preferred Stock. The conversion price initially is the same as the issue price of the Preferred Stock, but may be adjusted based on certain events as provided in the amended Articles of Incorporation.

Liquidation Preference

In the event of Deemed Liquidation Event for Serina (described below), the holders of the various series of Preferred Stock are entitled to receive prior to, and in preference to, any distribution to the holders of common stock or any other class or series of stock ranking on liquidation junior to the series of Preferred Stock they hold, an amount equal to the original issue price plus any accrued dividends (excepting Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock) together with any other dividends declared that have not yet been paid. The preference order is noted above.

The following events will constitute a Deemed Liquidation Event:

a)	The consummation of a plan of merger or conversion in accordance with various sections of Alabama Business Corporation Law (“ABCL”), with some exceptions as provided in the amended Articles of Incorporation;
b)	The sale, lease, exchange, license, or other disposal, in a single transaction or series of related transactions, of all, or substantially all, of the corporation’s property (with or without goodwill), other than in the usual course of business in accordance with Section 10A-2A-12.02 of the ABCL;
c)	Dissolution of the corporation in accordance with Section 10A-2A-14.02 of the ABCLE, or liquidation or winding-up of the business and affairs of the corporation; or
d)	The sale, lease, exchange, license, or other disposal, other than in the usual and regular course of business, of all, or substantially all, of the intellectual property of the corporation in a single transaction or a series of related transactions.

The holders of at least 60% of the Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock, acting as a single class of stock, may elect that any such events described above shall not be a Deemed Liquidation Event as provided in the amended Articles of Incorporation.

The Series A Preferred Stock liquidation preference, the Series A-1 Preferred Stock liquidation preference, the Series A-2 liquidation preference, the Series A-3 liquidation preference, the Series A-4 liquidation preference, and the Series A-5 liquidation preference shall be on parity with one another. In the event that upon liquidation or dissolution, the assets and funds of the Company are insufficient to permit the payment to holders of shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock then outstanding and any class or series of stock ranking on liquidation on a parity with the Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock shall share in any distribution of the remaining assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

After the distributions described above have been paid in full, the remaining assets of the Company available for distribution shall be distributed pro-rata to the holders of the shares of common stock.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022